INCOME TAXES	3 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

16.	INCOME TAXES

Due to operating losses, there is no provision for current federal or state income taxes for the three months ended March 31, 2023 and 2022.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for federal and state income tax purposes.

At March 31, 2023 and December 31, 2022, the Company had federal and state net operating loss carry forwards of approximately $22,429,214 that expire in various years through the year 2039.